Clockwise Capital Innovation ETF
Schedule of Investments
November 30, 2022 - (Unaudited)
1
COMMON STOCKS — 92.72% Shares Fair Value
Communications — 28.10%
Activision Blizzard, Inc. 5,696 $ 421,219
Airbnb, Inc., Class A
(a)
2,218 226,547
Meta Platforms, Inc., Class A
(a)
5,729 676,595
Netflix, Inc.
(a)
1,482 452,795
Pinterest, Inc., Class A
(a)
10,541 267,952
Spotify Technology SA
(a)
5,641 448,008
Take-Two Interactive Software, Inc.
(a)
4,331 457,744
Uber Technologies, Inc.
(a)
28,390 827,285
3,778,145
Consumer Discretionary — 17.52%
Amazon.com, Inc.
(a)
7,833 756,197
Best Buy Co., Inc. 5,260 448,678
Membership Collective Group, Inc.
(a)
52,721 237,245
Pool Corp. 1,239 408,139
Tesla, Inc.
(a)
2,591 504,468
2,354,727
Industrials — 8.90%
Deere & Co. 806 355,446
Ryder System, Inc. 4,406 411,917
Trimble, Inc.
(a)
7,189 429,543
1,196,906
Technology — 38.20%
Apple, Inc. 2,391 353,940
Aspen Technology, Inc.
(a)
1,808 416,743
Broadcom, Inc. 845 465,620
Cisco Systems, Inc. 9,115 453,198
Crowdstrike Holdings, Inc., Class A
(a)
1,754 206,358
Microsoft Corp. 1,443 368,167
NVIDIA Corp. 3,734 631,905
Palo Alto Networks, Inc.
(a)
2,264 384,654
S&P Global, Inc. 1,270 448,056
ServiceNow, Inc.
(a)
680 283,084
Snowflake, Inc., Class A
(a)
1,711 244,502
Texas Instruments, Inc. 2,433 439,059
Visa, Inc., Class A 2,026 439,642
5,134,928
Total Common Stocks (Cost $11,870,293) 12,464,706
EXCHANGE-TRADED FUNDS — 2.31%
SPDR® Bloomberg 1-3 Month T-Bill ETF 3,388 310,578
Total Exchange-Traded Funds (Cost $309,919) 310,578
Total Investments — 95.03% (Cost $12,180,212 ) 12,775,284
Other Assets in Excess of Liabilities — 4.97% 668,736

Clockwise Capital Innovation ETF
Schedule of Investments (continued)
November 30, 2022 - (Unaudited)
2
Total Investments — 95.03% (Cost $12,180,212)
NET ASSETS — 100.00% $ 13,444,020
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt